Leases (Details) - Schedule of Maturities of Operating Lease Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2024	$ 283,472
2025	71,358
Total future minimum lease payments	354,830
Less: imputed interest	9,758
Present value of operating lease liabilities	$ 345,072	$ 665,533